STOCK-BASED COMPENSATION (Details 2) In Millions, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended	12 Months Ended				0 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012 Employee Stock Option Plan USD ($)	Dec. 31, 2011 Employee Stock Option Plan USD ($)	Dec. 31, 2010 Employee Stock Option Plan USD ($)	Dec. 31, 2012 Employee Stock Option Plan CAD	Jan. 01, 2013 Restricted Share Unit Plan	Dec. 31, 2012 Restricted Share Unit Plan USD ($)	Dec. 31, 2011 Restricted Share Unit Plan USD ($)	Dec. 31, 2010 Restricted Share Unit Plan USD ($)	Dec. 31, 2009 Restricted Share Unit Plan	Jan. 01, 2013 Restricted Share Unit Plan Vesting period one	Jan. 01, 2013 Restricted Share Unit Plan Vesting period two	Jan. 01, 2013 Restricted Share Unit Plan Vesting period three	Dec. 31, 2012 C$33.26 - C$59.71 Employee Stock Option Plan USD ($)	Dec. 31, 2012 C$33.26 - C$59.71 Employee Stock Option Plan CAD	Dec. 31, 2012 C$60.72 - C$83.08 Employee Stock Option Plan USD ($)	Dec. 31, 2012 C$60.72 - C$83.08 Employee Stock Option Plan CAD	Dec. 31, 2012 C$33.26 - C$83.08 Employee Stock Option Plan USD ($)	Dec. 31, 2012 C$33.26 - C$83.08 Employee Stock Option Plan CAD
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Range of exercise price, low end of the range (in dollars per share)													$ 33.26		$ 60.72		$ 33.26
Range of exercise price, high end of the range (in dollars per share)													$ 59.71		$ 83.08		$ 83.08
Options Outstanding, Number (in shares)														6,378,941		4,208,185		10,587,126
Options Outstanding, Weighted Average Remaining Contractual Life													2 years 6 months		2 years 1 month 20 days		2 years 4 months 10 days
Options Outstanding, Weighted Average Exercise Price (in Canadian dollars per share)														47.45		70.46		56.60
Options Exercisable, Number (in shares)														3,485,921		3,024,543		6,510,464
Options Exercisable, Weighted Average Exercise Price (in Canadian dollars per share)														52.68		68.18		59.88
Weighted average remaining contractual term of options exercisable	1 year 8 months 12 days
Common shares reserved for issuance	10,587,126
Number of un-optioned shares available for granting of options	3,717,785	3,262,135	2,771,420
Vesting Period						3 years			2 years
Granted (in shares)	3,257,000				422,553
Vested (in shares)	(2,625,467)									(131,846)	(277,944)	(12,763)
Fair value of options weighted average assumptions:
Pricing model used for valuation of options	Black-Scholes
Risk-free interest rate (as a percent)	1.26%	1.95%	1.86%
Expected life of stock options	2 years 9 months 18 days	2 years 6 months	2 years 6 months
Expected volatility of the Company's share price (as a percent)	37.50%	34.70%	43.80%
Expected dividend yield (as a percent)	2.14%	0.89%	0.42%
Aggregate intrinsic value of options outstanding				(47.3)
Aggregate intrinsic value of options exercisable				(50.5)
The total compensation expense for the ESOP recognized in the general and administrative line item of the consolidated statements of income (loss) and comprehensive income (loss)	33.8	42.2	37.8			6.6	3.3	3.0
Total compensation cost related to nonvested options not yet recognized	24.5
Weighted average period over which unrecognized compensation cost expected to be recognized	1 year 7 months 6 days
Compensation cost capitalized as a part of the property, plant and mine development line item of the consolidated balance sheets	$ 1.3	$ 1.4	$ 1.3					$ 0.1